CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (4,485,074)	$ (8,499,094)	$ (11,047,895)	$ (32,474,358)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,864	3,798	5,143	4,116
Interest on debt instrument	21,151	4,443	4,443	949
Amortization of right of use asset	0	80,332	108,189	104,866
Gain on sale of equipment	1,125	0	(2,901)
Gain on debt settlement and extinguishment			0	(247,233)
Issuance and vesting of compensatory stock options and warrants	153,838	279,686	365,314	773,787
Issuance of common stock and preferred stock for asset acquisition			0	21,582,331
Amortization of premium on marketable securities			0	9,427
Changes in operating assets and liabilities
Accounts receivable, prepaid expenses and other assets	342,834	(606,559)	(980,822)	(22,500)
Accounts payable and accrued liabilities	(765,730)	(874,156)	(344,951)	(544,589)
Long term portion of lease liability	0	(88,241)	(119,393)	(42,999)
Net cash used in operating activities	(4,728,992)	(9,699,791)	(12,012,873)	(10,856,203)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase (proceeds) from sale of property and equipment	2,843	(6,323)
Sale of marketable securities			0	803,401
Purchase of marketable securities			0	(345,540)
Purchase of property and equipment			(2,323)	(5,252)
Net cash provided by (used in) investing activities	2,843	(6,323)	(2,323)	452,609
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock, warrants and pre-funded warrants, net of issuance costs	14,193,439	7,928,591	7,928,591	9,192,624
Proceeds from the issuance of note payable	0	364,546	624,302	0
Payments on short-term note	(449,836)	(364,546)
Proceeds from the exercise of warrants			2,063	544,651
Net cash provided by financing activities	13,743,603	7,928,591	8,554,956	9,737,275
Net change in cash and cash equivalents	9,017,454	(1,777,523)	(3,460,240)	(666,319)
Cash and cash equivalents, beginning of period	2,123,682	5,583,922	5,583,922	6,250,241
Cash and cash equivalents, end of period	$ 11,141,136	$ 3,806,399	2,123,682	5,583,922
Non-cash investing activity
Addition to right of use asset obtained from new operating lease liability			$ 0	$ 333,779